SUPPLEMENT TO THE PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION OF

EVERGREEN DOMESTIC GROWTH EQUITY FUNDS

I.              Evergreen Mid Cap Growth Fund and Evergreen Small-Mid Growth Fund (each, a “Fund” and together, the "Funds")

                Effective immediately, the portfolio management team for each Fund consists of Robert Junkin, CFA, Lori S. Evans and Julian Johnson.

The section of the Funds’ prospectus entitled "Portfolio Managers(s)" and the section of the Funds’ Statement of Additional Information entitled “Portfolio Managers” are revised accordingly.

October 23, 2009                                                                                                                                                   585497 (10/09)